Transactions With Related Parties	12 Months Ended
Dec. 31, 2012
Notes
Transactions With Related Parties

NOTE 7:   TRANSACTIONS WITH RELATED PARTIES

An officer provided office space and services, with no cash costs to the Company. These contributed costs had estimated unpaid values of $3,200 in 2011 and 2010.  These amounts have been recorded as operating expenses and as additional paid-in capital in their respective years.  No costs were recorded in 2012.

During 2012, 2011 and 2010, the Company reimbursed commonly-controlled entities for personnel and office expenses totaling $29,142, $23,809 and $17,792 respectively. These entities, Tensleep Oil & Production, Inc., and Secretarial Services, Inc., are within the control of the Company’s Predecessor Secretary.  Additionally, the Company repaid Australian Grazing & Pastoral Co., Pty. Ltd., also controlled by the Company’s Predecessor Secretary, for filing fees during 2012 and 2011, which totaled $10,000 and $23,275 respectively.

During 2011, the Company borrowed $218,500 from two stockholders to cover costs related to petroleum concession ATP 582.  In the third quarter of 2012, $109,250 plus accrued interest of $6,958 was repaid.  The remaining balance of $134,250 accrues interest at 6% ($25,000) and 12% ($109,500) per year.  During 2010 the Company borrowed $25,000 from one of its previous officers and $26,266 from a stockholder (this $26,266 was repaid during 2011). These funds were used to pay for administrative costs and efforts to promote the Company's name and availability.

Common Shares to Directors – In 2012, the Company did not award any common shares to directors.  In 2011, the Compensation Committee approved 40,000 shares of restricted stock per director, valued at $0.20, being the average market price from January 1, 2011 through May 13, 2011. All shares awarded to directors in 2011 were issued during the year.  At December 31, 2012 and 2011, the Company had accrued director’s fees of $35,600 for 80,000 shares that were awarded in prior periods, which have not been issued.  Stock is issued to each director at the director’s direction.  In 2010, the Company issued 100,000 shares valued at $13,000 for Directors Fees.